Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2025
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of useful life or lease term
Furniture, Fixture and Other Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Ratio of residual values	5.00%
Electronic Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Ratio of residual values	5.00%
Electronic Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Electronic Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Plant [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Ratio of residual values	0.00%